Quarterly Report
September 30, 2023
MFS®  Global Equity Series
MFS® Variable Insurance Trust
VGE-Q3

Portfolio of Investments
9/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 3.3%
Honeywell International, Inc.	5,478	$1,012,006
MTU Aero Engines Holding AG	1,043	189,391
Rolls-Royce Holdings PLC (a)	151,133	405,136
		$1,606,533
Airlines – 0.9%
Aena S.A.	2,785	$418,909
Alcoholic Beverages – 5.1%
Carlsberg A.S., “B”	1,872	$235,893
Diageo PLC	25,075	924,736
Heineken N.V.	7,869	692,217
Pernod Ricard S.A.	3,744	623,229
		$2,476,075
Apparel Manufacturers – 4.2%
Burberry Group PLC	13,394	$310,640
Compagnie Financiere Richemont S.A.	5,723	697,304
LVMH Moet Hennessy Louis Vuitton SE	1,371	1,034,319
		$2,042,263
Automotive – 0.4%
Aptiv PLC (a)	1,862	$183,575
Broadcasting – 1.9%
Omnicom Group, Inc.	1,692	$126,020
Walt Disney Co. (a)	6,264	507,697
WPP Group PLC	29,950	266,910
		$900,627
Brokerage & Asset Managers – 3.1%
Charles Schwab Corp.	15,541	$853,201
Deutsche Boerse AG	1,468	253,737
London Stock Exchange Group PLC	3,622	363,877
		$1,470,815
Business Services – 9.0%
Accenture PLC, “A”	3,917	$1,202,950
Adecco S.A.	3,279	134,501
Brenntag AG	3,054	237,255
Cognizant Technology Solutions Corp., “A”	7,503	508,253
Compass Group PLC	11,440	278,698
Equifax, Inc.	1,808	331,189
Experian PLC	8,973	293,140
Fidelity National Information Services, Inc.	7,021	388,051
Fiserv, Inc. (a)	4,569	516,114
Intertek Group PLC	5,971	298,568
PayPal Holdings, Inc. (a)	2,438	142,526
		$4,331,245
Cable TV – 2.7%
Comcast Corp., “A”	28,776	$1,275,928

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 1.8%
3M Co.	3,957	$370,454
PPG Industries, Inc.	3,886	504,403
		$874,857
Computer Software – 3.2%
Check Point Software Technologies Ltd. (a)	4,505	$600,426
Oracle Corp.	8,924	945,230
		$1,545,656
Computer Software - Systems – 1.1%
Samsung Electronics Co. Ltd.	10,356	$524,937
Construction – 0.6%
Otis Worldwide Corp.	3,483	$279,720
Consumer Products – 3.6%
Essity AB	24,684	$531,947
International Flavors & Fragrances, Inc.	8,029	547,337
Reckitt Benckiser Group PLC	9,055	640,122
		$1,719,406
Electrical Equipment – 4.9%
Amphenol Corp., “A”	4,378	$367,708
Legrand S.A.	6,826	626,468
Schneider Electric SE	8,418	1,387,815
		$2,381,991
Electronics – 1.2%
Hoya Corp.	2,700	$276,884
Microchip Technology, Inc.	3,580	279,419
		$556,303
Food & Beverages – 3.5%
Danone S.A.	11,988	$660,490
Nestle S.A.	9,284	1,048,362
		$1,708,852
Gaming & Lodging – 1.2%
Marriott International, Inc., “A”	1,833	$360,294
Whitbread PLC	5,695	239,569
		$599,863
Insurance – 3.4%
Aon PLC	2,194	$711,339
Willis Towers Watson PLC	4,385	916,289
		$1,627,628
Internet – 2.9%
Alphabet, Inc., “A” (a)	7,947	$1,039,944
eBay, Inc.	7,897	348,179
		$1,388,123
Machinery & Tools – 1.4%
Carrier Global Corp.	2,880	$158,976
Kubota Corp.	34,300	505,870
		$664,846

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 4.2%
Erste Group Bank AG	7,433	$256,774
Goldman Sachs Group, Inc.	2,669	863,609
UBS Group AG	36,589	904,398
		$2,024,781
Medical Equipment – 13.3%
Abbott Laboratories	6,584	$637,660
Boston Scientific Corp. (a)	15,883	838,623
Cooper Cos., Inc.	1,302	414,049
EssilorLuxottica	1,158	201,292
Medtronic PLC	15,296	1,198,595
Olympus Corp.	39,400	511,878
Sonova Holding AG	1,099	260,439
Stryker Corp.	1,790	489,153
Thermo Fisher Scientific, Inc.	2,453	1,241,635
Waters Corp. (a)	2,270	622,457
		$6,415,781
Other Banks & Diversified Financials – 5.0%
American Express Co.	3,905	$582,587
Grupo Financiero Banorte S.A. de C.V.	17,777	149,040
Julius Baer Group Ltd.	3,596	230,453
Visa, Inc., “A”	6,315	1,452,513
		$2,414,593
Pharmaceuticals – 4.8%
Bayer AG	9,552	$458,993
Merck KGaA	4,292	717,640
Roche Holding AG	4,078	1,112,336
		$2,288,969
Railroad & Shipping – 4.7%
Canadian National Railway Co.	6,925	$750,185
Canadian Pacific Kansas City Ltd.	12,882	958,550
Union Pacific Corp.	2,811	572,404
		$2,281,139
Specialty Chemicals – 4.7%
Akzo Nobel N.V.	5,576	$402,390
L'Air Liquide S.A.	2,956	498,136
Linde PLC	3,718	1,384,397
		$2,284,923
Specialty Stores – 0.4%
Hermes International	115	$209,058
Telecommunications - Wireless – 1.8%
Cellnex Telecom S.A.	7,472	$259,812
Liberty Broadband Corp. (a)	6,896	629,743
		$889,555
Trucking – 0.9%
United Parcel Service, Inc., “B”	2,751	$428,798
Total Common Stocks		$47,815,749

Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67	11/20/23	14,904	$11,069

Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 5.4% (v)	289,295	$289,353

Other Assets, Less Liabilities – 0.2%		105,589
Net Assets – 100.0%		$48,221,760
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $289,353 and $47,826,818, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$25,233,025	$—	$—	$25,233,025
France	—	5,240,807	—	5,240,807
Switzerland	11,069	4,387,793	—	4,398,862
United Kingdom	1,003,999	3,017,397	—	4,021,396
Germany	1,603,279	253,737	—	1,857,016
Canada	1,708,735	—	—	1,708,735
Japan	1,294,632	—	—	1,294,632
Netherlands	—	1,094,607	—	1,094,607
Spain	—	678,721	—	678,721
Other Countries	1,274,403	1,024,614	—	2,299,017
Mutual Funds	289,353	—	—	289,353
Total	$32,418,495	$15,697,676	$—	$48,116,171
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$182,641	$6,142,731	$6,036,233	$243	$(29)	$289,353
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$11,946	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2023, are as follows:
United States	53.1%
France	10.9%
Switzerland	9.2%
United Kingdom	8.3%
Germany	3.9%
Canada	3.5%
Japan	2.7%
Netherlands	2.3%
Spain	1.4%
Other Countries	4.7%